SHARE-BASED COMPENSATION - Business Unit Equity Awards and SBC Expense (Details) ₽ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 RUB (₽) shares	Dec. 31, 2017 RUB (₽) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
SHARE-BASED COMPENSATION
Share-based compensation expense recognized (in dollars or rubles)	₽ 9,855	$ 125.0	₽ 6,552	₽ 4,193
Income tax benefits related to share-based compensation expense recognized (in dollars or rubles)	₽ 101	$ 1.3	₽ 104	₽ 62
Business unit equity awards - Related to the options to acquire depository receipts
SHARE-BASED COMPENSATION
Number of awards granted (in shares)			4.4	4.4	4.4	4.4
Number of share based awards outstanding (in shares)	3.3	3.3
Maximum percentage of issued share capital authorized for issuance of share based awards	20.00%	20.00%
Share-based compensation expense recognized (in dollars or rubles)	₽ 421	$ 5.3	₽ 564	₽ 267
2018 plan
SHARE-BASED COMPENSATION
Share-based compensation expense recognized (in dollars or rubles)	₽ 1,204	$ 15.3	₽ 205